12. Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 5.	Commitments and Contingencies

Legal Matters

On March 17, 2017, the Company filed a lawsuit against Collidion, Inc. and several of its former employees, officers and directors, alleging the misappropriation of its confidential, proprietary and trade secret information as well as breach of fiduciary duties in the United States District Court for the Northern District of California, San Francisco Division. The Company is primarily seeking injunctive relief and damages in an amount yet to be proven at trial. On August 15, 2018, as memorialized in writing on September 26, 2018, the Company settled the lawsuit to the satisfaction of all parties. There has been no finding of wrongdoing against any party.

Aside from the lawsuit described above, on occasion, the Company may be involved in legal matters arising in the ordinary course of business including matters involving proprietary technology. While management believes that such matters are currently insignificant, matters arising in the ordinary course of business for which the Company is or could become involved in litigation may have a material adverse effect on its business and financial condition of comprehensive loss.

Employment Agreements

As of June 30, 2018, the Company had employment agreements in place with five of its key executives. The agreements provide, among other things, for the payment of nine to twenty-four months of severance compensation for terminations under certain circumstances. With respect to these agreements, at June 30, 2018, aggregated annual salaries would be $1,167,000 and potential severance payments to these key executives would be $1,417,000 if triggered.

NOTE 12 – Commitments and Contingencies

Lease Commitments

On June 23, 2016, the Company entered into Amendment No. 8 to its property lease agreement, extending the lease on its Petaluma, California facility to September 30, 2024. The lease contains an early termination right for the Company effective October 31, 2019, if the landlord is unable to accommodate the Company’s growth. Pursuant to the amendment, the Company agreed to increase the lease payment from $11,072 to $11,764 per month, commencing on October 1, 2017, with annual increases thereafter through the lease term.

The Company also shares certain office and laboratory space, as well as certain laboratory equipment, in a building located at 454 North 34th Street, Seattle, Washington. The space is rented for $2,700 per month and requires a ninety-day notice for cancellation.

The Company currently rents approximately 800 square feet of sales office space in Herten, the Netherlands. The office space is rented on a month to month basis at $1,700 per month and requires a sixty-day notice for cancellation.

On May 12, 2016, the Company entered into a property lease agreement, on its Woodstock, Georgia sales office space. The initial term of the agreement was from June 1, 2016 expiring on May 31, 2019, with an option to extend for a one-year period. On May 1, 2018, the Company amended the lease term to run from June 1, 2018 to August 31, 2018. The payment is $1,300 per month.

On August 1, 2016, the Company entered into Amendment No. 1 to its property lease agreement in Jamison, Pennsylvania. Pursuant to the amendment, the Company extended the term of the lease to July 31, 2019. Additionally, the Company agreed to lease payments of $2,369 per month for year one, $2,431 per month for year two and $2,493 per month for year three.

On June 15, 2017, the Company entered into its property lease agreement, on its Fairfield, California office space. The initial term of the agreement is from June 15, 2017 expiring on October 31, 2019. The payment is $4,103 per month.

Minimum lease payments for non-cancelable operating leases are as follows:

For Years Ending March 31,
2019	$438,000
2020	245,000
2021	7,000
Total minimum lease payments	$690,000

Rental expense amounted to $507,000 and $429,000 for the years ended March 31, 2018 and 2017, respectively.

Legal Matters

On March 17, 2017, the Company filed a lawsuit against Collidion, Inc. and several of its former employees, officers and directors, for the misappropriation of our confidential, proprietary and trade secret information as well as breach of fiduciary duties in the United States District Court for the Northern District of California, San Francisco Division. The Company is primarily seeking injunctive relief and damages in an amount yet to be proven at trial. No countersuit has been filed to date. The Company plans to vigorously defend its intellectual property by pursuing this lawsuit.

Aside from the lawsuit described above, on occasion, may be involved in legal matters arising in the ordinary course of business including matters involving proprietary technology. While management believes that such matters are currently insignificant, matters arising in the ordinary course of business for which the Company is or could become involved in litigation may have a material adverse effect on its business and financial condition of comprehensive (loss) income.

Employment Agreements

On July 26, 2016, the Company entered into a new employment agreement with Jim Schutz, its President and Chief Executive Officer to update his agreements and responsibilities. The terms of the new employment agreement provide for a continued annual base salary of $250,000 or such other amount as the Board of Directors may set. In addition, Mr. Schutz is eligible to receive an annual bonus, the payment, type and amount of which is in the sole discretion of the Compensation Committee. Mr. Schutz also receives certain benefits, such as participation in the Company’s health and welfare plans, vacation and reimbursement of expenses.

As of March 31, 2018, the Company had employment agreements in place with five of its key executives. The agreements provide, among other things, for the payment of nine to twenty-four months of severance compensation for terminations under certain circumstances. With respect to these agreements, at March 31, 2018, aggregated annual salaries would be $1,167,000 and potential severance payments to these key executives would be $1,417,000 if triggered.